Consolidated Statements of Financial Position R$ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CURRENT
Cash and cash equivalents	$ 1,883.1	$ 855.2
Financial investments	817.5	409.8
Trade accounts receivable, net	203.4	149.4
Derivative financial instruments	8.3	1.4
Customer and commercial financing	8.5
Collateralized accounts receivable	4.2	4.0
Contract assets	461.8	461.9
Inventories	2,469.5	1,304.4
Guarantee deposits	0.2	0.1
Income tax and social contribution	114.1	90.5
Other assets	176.7	120.1
Current assets	6,147.3	3,396.8
Assets held for sale		5,174.6
Total current assets	6,147.3	8,571.4
NON-CURRENT
Financial investments	51.7	14.9
Derivative financial instruments	1.3	0.7
Customer and commercial financing	21.4
Collateralized accounts receivable	9.7	13.6
Guarantee deposits	1.5	0.5
Deferred income tax and social contribution	104.6	0.7
Other assets	111.0	61.8
Non-current assets excluding investments,property, plant and equipment and intangible assets	301.2	92.2
Investments	5.2	8.1
Property, plant and equipment, net	1,956.0	968.9
Intangible assets, net	2,075.6	894.1
Right of use	62.3	37.8
Total non-current assets	4,400.3	2,001.1
TOTAL ASSETS	10,547.6	10,572.5
CURRENT
Trade accounts payable	502.3	358.0
Lease liability	11.4	5.0
Loans and financing	375.5	14.9
Recourse and non-recourse debt	4.2	4.0
Other payables	245.7	162.5
Contract liabilities	1,033.0	649.1
Derivative financial instruments	1.2	4.5
Taxes and payroll charges payable	71.9	54.9
Income tax and social contribution	40.7	42.6
Financial guarantee and residual value	42.6
Dividends payable	1.2	1.4
Unearned income	0.5	2.0
Provision	98.5	103.1
Current Liabilities	2,428.7	1,402.0
Liabilities held for sale		4,984.0
Total Current Liabilities	2,428.7	6,386.0
NON-CURRENT
Lease liability	53.3	33.6
Loans and financing	4,072.5	76.1
Recourse and non-recourse debt	9.7	13.6
Other payables	32.6	12.7
Contract liabilities	262.4	34.3
Derivative financial instruments	8.7
Taxes and payroll charges payable	11.8	13.4
Deferred income tax and social contribution	474.7	272.3
Financial guarantee and residual value guarantees	82.6
Unearned income	57.3	16.1
Provision	114.2	99.8
Total non-current liabilities	5,179.8	571.9
TOTAL LIABILITIES	7,608.5	6,957.9
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,551.6
Treasury shares	(25.7)	(26.5)
Revenue reserves	1,377.8	2,110.0
Share-based remuneration	37.4	37.4
Accumulated other comprehensive loss	(114.6)	(154.8)
Shareholder's equity excluding non-controlling interest	2,826.5	3,517.7
Non-controlling interests	112.6	96.9
TOTAL SHAREHOLDERS' EQUITY	2,939.1	3,614.6
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,547.6	$ 10,572.5